Expenses - Summary of Expenses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Depreciation
Total depreciation	$ 221	$ 194	$ 217
Research and development
Project expenses	2,152	6,219	6,456
Other IP related expenses	952	671	469
Total research and development	3,104	6,890	6,925
Employee benefits expense
Defined contribution superannuation expense	197	241	240
Employee benefits expense excluding superannuation	4,828	4,853	4,775
Total employee benefits expense	5,025	5,094	5,015
Rental expense relating to operating leases
Minimum lease payments	491	384	376
Leasehold Improvements [Member]
Depreciation
Total depreciation	31	25	53
Plant and Equipment [Member]
Depreciation
Total depreciation	$ 190	$ 169	$ 164